UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    06/30/2004

Check here if Amendment [ ]; Amendment Number:_____
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        Lawson Kroeker Investment Management, Inc.
Address:     8805 Indian Hills Drive, Suite 250
             Omaha, NE  68114

Form 13F File Number: 028-05512

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Kenneth W. Kroeker
Title:  President
Phone:  (402) 392-2606

Signature, Place, and Date of Signing:

/s/ Kenneth W. Kroeker             Omaha, NE                      7/16/2004
----------------------             --------------------           ------------
[Signature]                        [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if all no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name
28-__________________               __________________________________
28-__________________               __________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   62

Form 13F Information Table Value Total:   $146,023


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F-file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NONE

                        Lawson Kroeker Investment Management, Inc.
                                      FORM 13F
                                    June 30, 2004


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
LEVEL 3 COMMUNICATIONS INC CON CNV              52729NAS9     1764  2805000 PRN      SOLE                  1840000            965000
LEVEL 3 COMMUNICATIONS INC CON CNV              52729NAG5     1187  1830000 PRN      SOLE                  1330000            500000
ABBOTT LABS                    COM              002824100     2163    53055 SH       SOLE                    52905               150
AGERE CLASS B COMMON STOCK     COM              00845V209       37    17192 SH       SOLE                     6610             10582
ALLIED CAPITAL CORP            COM              01903Q108     3146   128810 SH       SOLE                   104810             24000
AMSOUTH BANCORP                COM              032165102      938    36830 SH       SOLE                    36830
ANADARKO PETROLEUM CORP        COM              032511107     1821    31069 SH       SOLE                    31069
ARTHUR J. GALLAGHER & CO.      COM              363576109     1379    45300 SH       SOLE                    45300
AVERY DENNISON CORP            COM              053611109     4349    67941 SH       SOLE                    47441             20500
BB&T Corp                      COM              054937107      632    17100 SH       SOLE                    17100
BERKSHIRE HATHAWAY INC         COM              084670108     2491       28 SH       SOLE                       16                12
BERKSHIRE HATHAWAY INC CL B    COM              084670207      751      254 SH       SOLE                      254
BURLINGTON RES INC             COM              122014103     6972   192710 SH       SOLE                   131060             61650
CATO CORP                      COM              149205106     4829   215120 SH       SOLE                   167695             47425
CHEVRONTEXACO CORP             COM              166764100     5004    53176 SH       SOLE                    33326             19850
CHICAGO BRIDGE & IRON          COM              167250109     7241   260010 SH       SOLE                   175160             84850
CHOLESTECH CORP                COM              170393102      705    86450 SH       SOLE                    50550             35900
COLGATE PALMOLIVE CO           COM              194162103      579     9900 SH       SOLE                     9525               375
CONAGRA INC                    COM              205887102      382    14104 SH       SOLE                    14104
CORNING INC                    COM              219350105     4556   348826 SH       SOLE                   215626            133200
EXPRESS SCRIPTS INC CLASS A    COM              302182100      631     7965 SH       SOLE                     7965
EXXON MOBIL CORP               COM              30231G102      423     9526 SH       SOLE                     9526
FEDERAL HOME LN MTG CORP       COM              313400301      218     3445 SH       SOLE                     3445
FIDELITY NATIONAL FINANCIAL    COM              316326107     6030   161482 SH       SOLE                   125719             35764
FORDING CANADIAN COAL TRUST    COM              345425102     4188    99475 SH       SOLE                    99475
FPL GROUP                      COM              302571104      966    15100 SH       SOLE                    15100
FREEPORT MCMORAN COPPER & GOLD COM              35671D857     2882    86950 SH       SOLE                    68475             18475
GENERAL ELECTRIC CO            COM              369604103      282     8700 SH       SOLE                     8700
GPE BRUX LAMBERT               COM              7097328       2357    36870 SH       SOLE                    36420               450
HANOVER COMPRESSOR             COM              410768105      121    10150 SH       SOLE                     9950               200
HOUSTON EXPLORATION COMPANY    COM              442120101     6175   119110 SH       SOLE                    78285             40825
INCO LTD                       COM              453258402     4586   132700 SH       SOLE                    91375             41325
JOHNSON & JOHNSON              COM              478160104      212     3810 SH       SOLE                     3810
KANSAS CITY SOUTHERN INDUSTRIE COM              485170302     3738   241175 SH       SOLE                   166150             75025
KAYDON CORP                    COM              486587108     1335    43150 SH       SOLE                    43150
LABORATORY CORP OF AMERICA     COM              50540R409     5234   131835 SH       SOLE                    98835             33000
LEVEL 3 COMMUNICATIONS         COM              52729N100      736   209555 SH       SOLE                   108455            101100
LIBERTY MEDIA CO               COM              530718105     2128   236722 SH       SOLE                   156922             79800
LIBERTY MEDIA INTERNATIONAL IN COM              530719103      439    11823 SH       SOLE                     7833              3990
LINCOLN ELECTRIC HOLDINGS INC  COM              533900106     6172   181055 SH       SOLE                   139830             41225
NATIONAL FUEL GAS COMPANY      COM              636180101      220     8800 SH       SOLE                     8800
NATIONWIDE FINANCIAL SERVICES  COM              638612101     1850    49185 SH       SOLE                    18410             30775
NDC HEALTH                     COM              639480102     3072   132425 SH       SOLE                    88350             44075
NEWMONT MNG CORP               COM              651639106     5974   154120 SH       SOLE                   102820             51300
NISOURCE INC.                  COM              65473P105      291    14125 SH       SOLE                    14125
OMNICARE INC                   COM              681904108     2854    66675 SH       SOLE                    51675             15000
PEABODY ENERGY CORP            COM              704549104     2249    40175 SH       SOLE                    20050             20125
PENGROWTH ENERGY TRUST         COM              706902103     2510   179575 SH       SOLE                   157425             22150
PERFORMANCE FOOD GROUP         COM              713755106     3029   114112 SH       SOLE                    85312             28800
PFIZER INC.                    COM              717081103     5040   147023 SH       SOLE                   124008             23015
PLUM CREEK TIMBER              COM              729251108     6680   205030 SH       SOLE                   158855             46175
REYNOLDS & REYNOLDS CO         COM              761695105      205     8850 SH       SOLE                     8850
ROYAL DUTCH PETE CO NY REG SH  COM              780257804      908    17575 SH       SOLE                    17575
SENSE TECHNOLOGIES INC         COM              816923106        1    10000 SH       SOLE                    10000
SENSIENT TECHNOLOGIES CORP     COM              81725T100      875    40745 SH       SOLE                    40745
SUNGARD DATA SYSTEMS           COM              867363103      767    29500 SH       SOLE                    29500
UNOCAL CORP                    COM              915289102     1608    42310 SH       SOLE                    42310
VIACOM INC. - CLASS B          COM              925524308     4077   114129 SH       SOLE                    83650             30479
VULCAN MATERIALS               COM              929160109     1832    38533 SH       SOLE                    23533             15000
WYETH                          COM              983024100      398    11000 SH       SOLE                    10800               200
iShares MSCI JAPAN INDEX FUND  COM              464286848     1771   166725 SH       SOLE                   163675              3050
FRANKLIN CUST INCOME SER B                      353496755       36 15420.561SH       SOLE                15420.561
TOTAL                                                      146,023 9569505.561